Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Sep. 26, 2015	Mar. 31, 2015	Mar. 28, 2015	Dec. 31, 2014	Dec. 27, 2014	Jun. 28, 2014	Mar. 31, 2014	Dec. 28, 2013	Mar. 31, 2012
Interest Rate Cap [Member]
Derivative [Line Items]
Derivative, notional amount	$ 66.9								$ 25.5
Interest Rate Cap [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Derivative, cap interest rate									1.50%
Interest Rate Cap 2014 [Member]
Derivative [Line Items]
Derivative, notional amount				$ 48.7			$ 24.4
Derivative, notional amount increase				24.3
Interest Rate Cap 2014 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Derivative, cap interest rate							2.50%
Interest Rate Cap 2015 [Member]
Derivative [Line Items]
Derivative, notional amount						$ 18.2
Interest Rate Cap 2015 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Derivative, cap interest rate	2.50%
Secured Debt [Member]
Derivative [Line Items]
Long-term line of credit	$ 95.5		$ 132.5		$ 93.7			$ 102.5
Subsequent Event [Member] | Interest Rate Cap 2014 [Member]
Derivative [Line Items]
Derivative, notional amount increase				$ 24.3
Subsequent Event [Member] | Secured Debt [Member]
Derivative [Line Items]
Long-term line of credit		$ 132.5